Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANTS
The Compensation Committee does not schedule equity award grant dates in anticipation of the release of material non-public
information, and the Company does not have any plans, programs or practices of timing the release of material non-public
information in order to affect the value of executive compensation. The Company did not grant stock options to our NEOs during 2024.

MNPI Disclosure Timed for Compensation Value	false